Average Annual Total Returns{- Fidelity Freedom Index 2005 Fund} - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-10 - Fidelity Freedom Index 2005 Fund	Institutional Premium Class Return Before Taxes Past 1 year	Institutional Premium Class Return Before Taxes Past 5 years	Institutional Premium Class Return Before Taxes Since Inception		Institutional Premium Class Return Before Taxes Inception Date	Institutional Premium Class After Taxes on Distributions Past 1 year	Institutional Premium Class After Taxes on Distributions Past 5 years	Institutional Premium Class After Taxes on Distributions Since Inception		Institutional Premium Class After Taxes on Distributions Inception Date	Institutional Premium Class After Taxes on Distributions and Sales Past 1 year	Institutional Premium Class After Taxes on Distributions and Sales Past 5 years	Institutional Premium Class After Taxes on Distributions and Sales Since Inception		Institutional Premium Class After Taxes on Distributions and Sales Inception Date	LB001 Past 1 year	LB001 Past 5 years	LB001 Since Inception		F1900 Past 1 year	F1900 Past 5 years	F1900 Since Inception
Total	9.19%	6.66%	5.56%	[1]	Jun. 24, 2015	8.27%	5.40%	4.33%	[1]	Jun. 24, 2015	5.57%	4.84%	3.96%	[1]	Jun. 24, 2015	7.51%	4.44%	4.15%	[1]	9.18%	6.75%	5.65%	[1]

[1]	(a)From June 24, 2015 for Institutional Premium Class